united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value

	COMMON STOCK - 81.5%
	ADVERTISING - 2.6%
360,000	Trade Desk, Inc. *	$54,327,600

	AUTO PARTS & EQUIPMENT - 5.2%
257,000	Aptiv PLC	21,562,300
52,666	Delphi Technologies PLC	1,651,606
184,000	Lear Corp.	26,680,000
587,000	Magna International, Inc.	30,835,110
255,600	WABCO Holdings, Inc. *	30,145,464
		110,874,480
	BIOTECHNOLOGY - 8.4%
208,638	Bluebird Bio, Inc. *	30,461,148
134,000	Loxo Oncology, Inc. *	22,891,220
763,636	Magenta Therapeutics, Inc. *	9,171,268
539,806	Magenta Therapeutics, Inc. *^(a)+	6,158,917
306,000	Sage Therapeutics, Inc. *	43,222,500
676,400	Stemline Therapeutics, Inc. *	11,228,240
1,203,500	Veracyte, Inc. *(a)	11,493,425
230,000	Vertex Pharmaceuticals, Inc. *	44,330,200
		178,956,918
	BUILDING MATERIALS - 2.3%
118,000	Lennox International, Inc.	25,771,200
170,000	Masonite International Corp. *	10,897,000
110,000	Vulcan Materials Co.	12,232,000
		48,900,200
	COMMERCIAL SERVICES - 2.1%
982,000	Macquarie Infrastructure Corp.	45,299,660

	COMPUTERS - 2.5%
729,000	Varonis Systems, Inc. *	53,399,250

	DISTRIBUTION/WHOLESALE - 1.7%
610,000	KAR Auction Services, Inc.	36,410,900

	ELECTRIC - 0.7%
736,000	Atlantica Yield PLC	15,146,880

	ELECTRONICS - 0.8%
29,000	Mettler-Toledo International, Inc. *	17,660,420

	ENERGY-ALTERNATE SOURCES - 2.6%
735,000	NextEra Energy Partners LP	35,647,500
970,000	Pattern Energy Group, Inc.	19,273,900
		54,921,400
	ENVIRONMENTAL CONTROL - 2.0%
517,000	Waste Connections, Inc.	41,241,090

	FOOD - 1.5%
4,300,540	SunOpta, Inc. *	31,608,969

	HAND/MACHINE TOOLS - 0.8%
92,000	Snap-on, Inc.	16,891,200

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value

	INTERNET - 5.8%
208,000	Palo Alto Networks, Inc. *	$46,854,080
158,000	Proofpoint, Inc. *	16,800,140
400,000	Wayfair, Inc. *	59,068,000
		122,722,220
	IRON/STEEL - 1.6%
754,000	Steel Dynamics, Inc.	34,073,260

	MACHINERY-DIVERSIFIED - 1.2%
87,000	Roper Technologies, Inc.	25,770,270

	PHARMACEUTICALS - 11.6%
1,077,000	Aimmune Therapeutics, Inc. *	29,380,560
997,000	Ascendis Pharma A/S - ADR *	70,647,420
1,344,376	Collegium Pharmaceutical, Inc. *	19,816,103
426,152	Entasis Therapeutics Holdings, Inc. *(a)+	4,404,707
164,450	Entasis Therapeutics Holdings, Inc. *	1,789,216
248,974	ESSA Pharma, Inc. *	771,820
1,140,000	Myovant Sciences, Ltd. *	30,267,000
318,000	Sarepta Therapeutics, Inc. *	51,360,180
278,700	uniQure NV *	10,141,893
591,792	Zogenix, Inc. *	29,352,883
		247,931,782
	RETAIL - 3.0%
565,000	Lowe's Cos., Inc.	64,873,300

	SEMICONDUCTORS - 4.8%
172,000	ASML Holding NV - ADR	32,339,440
370,000	Cirrus Logic, Inc. *	14,282,000
555,000	Inphi Corp. *	21,078,900
227,000	Lam Research Corp.	34,435,900
		102,136,240
	SOFTWARE - 14.4%
1,000,000	Altair Engineering, Inc. *	43,450,000
894,000	Five9, Inc. *	39,058,860
350,000	HubSpot, Inc. *	52,832,500
805,796	Instructure, Inc. *	28,525,178
96,000	Paycom Software, Inc. *	14,919,360
1,968,653	SendGrid, Inc. *	72,426,744
453,000	Splunk, Inc. *	54,772,230
		305,984,872
	TELECOMMUNICATIONS - 1.7%
66,000	Arista Networks, Inc. *	17,546,760
441,000	GTT Communications, Inc. *	19,139,400
		36,686,160
	TRANSPORTATION - 4.2%
788,000	XPO Logistics, Inc. *	89,965,960

	TOTAL COMMON STOCK (Cost $1,175,736,979)	1,735,783,031

	PREFERRED STOCK - 1.3%
	PHARMACEUTICALS - 1.3%
133,156	Beta Bionic Series B *^(a)+!	19,000,030
7,263,746	Pliant Therapeutics Series B *^(a)+!	9,499,999
	TOTAL PREFERRED STOCK (Cost $30,000,031)	28,500,029

	WARRANTS - 0.1%
370,000	ESSA Pharma, Inc. *(a)+	765,900
	TOTAL WARRANTS (Cost $1,480,000)	765,900

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
300,000	Crown Castle International Corp.	33,399,000
80,000	Extra Space Storage, Inc.	6,931,200
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,633,450
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)	53,963,650

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 0.2%
5,018,864	Fidelity Investments Money Market Funds - Government Portfolio, 1.92% **	$5,018,864
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,018,864)	5,018,864

	TOTAL INVESTMENTS - 85.6% (Cost $1,253,013,778)	$1,824,031,474
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.4%	305,641,070
	TOTAL NET ASSETS - 100.0%	$2,129,672,544

ADR - American Depositary Receipts
LP - Limited Partnership
PLC - Public Limited Company
* Non-Income producing security.
(a) Illiquid security. As of September 30, 2018 represented 1.75% of Total Net Assets
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of September 30, 2018 amounted to $37,214,062, which represents approximately 1.75% of net assets of the Fund.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
! Private investment.
** Interest rate reflects seven-day effective yield on September 30, 2018.

	Eventide Global Dividend Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2018
Shares		Fair Value
	COMMON STOCK - 76.5%
	AGRICULTURE - 2.6%
4,500	Bunge Ltd.	$309,195

	AUTO MANUFACTURERS - 5.2%
12,500	Honda Motor Co. Ltd. - ADR	376,000
6,100	NFI Group, Inc.	236,471
		612,471
	AUTO PARTS & EQUIPMENT - 6.1%
2,600	Aptiv PLC	218,140
12,000	Cie Generale des Etablissements Michelin SCA - ADR	285,480
4,200	Magna International, Inc.	220,626
		724,246
	BANKS - 3.7%
12,000	First Hawaiian, Inc.	325,920
10,000	Nordea Bank AB - ADR	110,200
		436,120
	BUILDING MATERIALS - 2.5%
8,500	Johnson Controls International PLC	297,500

	ELECTRIC - 14.4%
20,000	Atlantica Yield PLC	411,600
13,000	Brookfield Renewable Partners LP	393,120
115,000	Cia Energetica de Minas Gerais - ADR	196,650
6,000	Clearway Energy, Inc.	115,500
2,000	EDP - Energias de Portugal SA - ADR	74,180
20,000	Hydro One Ltd. (a)	303,884
20,000	Red Electrica Corp SA - ADR	208,400
		1,703,334
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
18,000	Schneider Electric SE - ADR	287,316

	ENERGY-ALTERNATE SOURCES - 10.0%
7,000	NextEra Energy Partners LP	339,500
13,000	Pattern Energy Group, Inc.	258,310
30,000	TerraForm Power, Inc.	346,500
10,500	Vestas Wind Systems A/S - ADR	236,145
		1,180,455
	ENGINEERING & CONSTRUCTION - 2.9%
14,500	Vinci SA - ADR	343,867

	ENVIORNMENTAL CONTROL - 1.8%
13,500	Covanta Holding Corp.	219,375

	INSURANCE - 5.1%
17,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	374,425
10,500	NN Group NV - ADR	233,153
		607,578
	MACHINERY-CONSTRUCTION & MINING - 3.7%
18,500	ABB Ltd. - ADR	437,155

	MACHINERY-DIVERSIFIED - 2.2%
13,591	FANUC Corp. - ADR	255,647

	MISCELLANEOUS MANUFACTURING - 5.1%
4,100	Eaton Corp. PLC	355,593
2,400	Ingersoll-Rand PLC	245,520
		601,113

	Eventide Global Dividend Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2018

Shares		Fair Value
	OFFICE FURNISHINGS - 2.4%
7,500	Herman Miller, Inc.	$288,000

	RETAIL - 1.2%
21,000	Kingfisher PLC - ADR	142,590

	SEMICONDUCTORS - 3.5%
9,500	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	419,520

	TELECOMMUNICATIONS - 1.7%
22,500	Telefonaktiebolaget LM Ericsson - ADR	198,000

	TOTAL COMMON STOCK (Cost $9,223,144)	9,063,482

	PREFERRED STOCK - 0.7%
	AGRICULTURE - 0.7%
800	Bunge Ltd.	86,800
	TOTAL PREFERRED STOCK (Cost $84,347)	86,800

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 15.4%
2,000	Alexandria Real Estate Equities, Inc.	251,580
10,500	Brandywine Realty Trust	165,060
8,000	British Land Co. PLC - ADR	64,400
320	Crown Castle International Corp. *	347,520
11,500	Granite Point Mortgage Trust, Inc.	221,720
17,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	364,990
2,500	Prologis, Inc.	169,475
3,000	Ventas, Inc.	163,140
1,100	Welltower, Inc.	70,752
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,758,233)	1,818,637

	TOTAL INVESTMENTS - 92.6% (Cost $11,065,724)	$10,968,919
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	880,152
	TOTAL NET ASSETS - 100.0%	$11,849,071
ADR - American Depositary Receipts
LP - Limited Partnership
PLC - Public Limited Company
(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.56% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value

	COMMON STOCK - 90.2%
	BIOTECHNOLOGY - 47.1%
128,900	Acceleron Pharma, Inc. *	$7,376,947
35,000	Allakos, Inc. *	1,574,650
62,000	Alnylam Pharmaceuticals, Inc. *	5,426,240
700,000	Amicus Therapeutics, Inc.	8,463,000
262,275	AnaptysBio, Inc. *	26,167,177
335,000	Argenx SE - ADR *	25,406,400
275,000	Audentes Therapeutics, Inc. *	10,887,250
250,000	Avrobio, Inc. *	12,967,500
1,047,000	BioCryst Pharmaceuticals, Inc. *	7,988,610
294,000	Biohaven Pharmaceutical Holding Co. Ltd. *	11,039,700
132,000	BioMarin Pharmaceutical, Inc. *	12,800,040
68,965	Bluebird Bio, Inc. *	10,068,890
282,000	Blueprint Medicines Corp. *	22,012,920
120,000	Celgene Corp. *	10,738,800
123,225	Crinetics Pharmaceuticals, Inc. *	3,530,396
1,314,000	Endocyte, Inc. *	23,336,640
131,000	Exact Sciences Corp. *	10,338,520
699,000	Immunomedics, Inc. *	14,560,170
115,000	Incyte Corp. *	7,944,200
280,000	Iovance Biotherapeutics, Inc. *	3,150,000
319,000	Kiniksa Pharmaceuticals Ltd. *	8,134,500
95,000	Loxo Oncology, Inc. *	16,228,850
147,000	MacroGenics, Inc. *	3,151,680
436,364	Magenta Therapeutics, Inc. *	5,240,732
498,283	Magenta Therapeutics, Inc. *(a)+	5,685,160
244,000	PTC Therapeutics, Inc. *	11,468,000
23,000	Regeneron Pharmaceuticals, Inc. *	9,292,920
188,000	Sage Therapeutics, Inc. *	26,555,000
152,000	Seattle Genetics, Inc. *	11,722,240
400,000	Solid Biosciences, Inc. *	18,872,000
410,000	Stemline Therapeutics, Inc. *	6,806,000
2,265,455	Sunesis Pharmaceuticals, Inc. *#	4,530,910
87,400	Ultragenyx Pharmaceutical, Inc. *	6,672,116
594,816	Urovant Sciences Ltd. *	7,137,792
1,850,000	VBI Vaccines, Inc. *(a)	4,477,000
930,000	Veracyte, Inc. *	8,881,500
83,000	Vertex Pharmaceuticals, Inc. *	15,997,420
790,000	Viking Therapeutics, Inc. *	13,761,800
170,400	WaVe Life Sciences, Ltd. *	8,520,000
315,000	Xenon Pharmaceuticals, Inc. *	4,158,000
		433,071,670
	HEALTHCARE-PRODUCTS - 0.7%
110,000	Repligen Corp. *	6,100,600

	PHARMACEUTICALS - 41.6%
75,000	Agios Pharmaceuticals, Inc. *	5,784,000
662,000	Aimmune Therapeutics, Inc. *	18,059,360
547,900	Ascendis Pharma A/S - ADR *	38,824,194
246,000	Catalyst Biosciences, Inc. *	2,651,880
863,234	Colegium Pharmaceutical, Inc. *	12,724,069
334,000	Dermira, Inc. *	3,640,600
121,078	Entasis Therapeutics Holdings, Inc. *	1,317,329
60,876	Entasis Therapeutics Holdings, Inc. *(a)+	629,214
232,996	ESSA Pharma, Inc. *(a)	722,289
741,175	Fennec Pharmaceuticals, Inc. *(a)	6,077,635
40,000	Galapagos NV - ADR *	4,497,200
230,000	Global Blood Therapeutics, Inc. *	8,740,000
63,500	GW Pharmaceuticals PLC - ADR *	10,968,990

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value

	PHARMACEUTICALS (Cont.) - 41.6%
275,000	InflaRx NV *	$9,438,000
192,000	Ironwood Pharmaceuticals, Inc. *	3,544,320
900,000	KalVista Pharmaceuticals, Inc. *#(a)	19,899,000
33,000	Madrigal Pharmaceuticals, Inc. *	7,066,290
725,000	Momenta Pharmaceuticals, Inc. *	19,067,500
302,000	MyoKardia, Inc. *	19,690,400
975,000	Myovant Sciences Ltd. *(a)	25,886,250
156,000	Neurocrine Biosciences, Inc. *	19,180,200
388,000	Ra Pharmaceuticals, Inc. *	7,018,920
394,585	Rocket Pharmaceuticals, Inc. *	9,714,683
302,000	Sarepta Therapeutics, Inc. *	48,776,020
130,000	Supernus Pharmaceuticals, Inc. *	6,545,500
525,000	Sutro Biopharma, Inc. *	7,875,000
150,000	Syros Pharmaceuticals, Inc. *	1,786,500
291,000	uniQure NV *	10,589,490
703,425	Voyager Therapeutics, Inc. *	13,308,801
228,000	Xencor, Inc. *	8,885,160
592,000	Zogenix, Inc. *	29,363,200
		382,271,994
	SOFTWARE - 0.8%
108,200	Cerner Corp. *	6,969,162

	TOTAL COMMON STOCK (Cost $590,855,041)	828,413,426

	PREFERRED STOCK - 6.3%
	PHARMACEUTICALS - 6.3%
678,891	Avrobio, Inc. Class B Shares *(a)+!	33,453,372
66,578	Beta Bionic Series B *(a)+!	9,500,015
3,631,873	Pliant Therapeutics Series B *(a)+!	4,750,000
719,894	Sutro Biopharma, Inc. *(a)+	10,258,489
	TOTAL PREFERRED STOCK (Cost $28,000,014)	57,961,876

	WARRANTS - 0.1%
534,000	ESSA Pharma, Inc. *(a)+	1,105,380
112,500	Sunesis Pharmaceuticals, Inc. *(a)+	5,625
	TOTAL WARRANTS (Cost $2,136,000)	1,111,005

	SHORT-TERM INVESTMENTS - 1.3%
12,189,717	Fidelity Investments Money Market Funds - Government Portfolio, 1.92% **	12,189,717
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,189,717)	12,189,717

	TOTAL INVESTMENTS - 97.9% (Cost $633,180,772)	$899,676,024
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	19,535,269
	TOTAL NET ASSETS - 100.0%	$919,211,293

PLC - Public Limited Company

* Non-Income producing security.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a) Illiquid security. As of September 30, 2018 represented 13.32% of Total Net Assets
+ Fair valued security. As of September 30, 2018 fair valued securities had a market value of $65,387,255 and represented 7.11% of Total Net Assets.
! Private investment.
** Interest rate reflects seven-day effective yield on September 30, 2018.

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value

	COMMON STOCK - 43.7%
	AGRICULTURE - 1.4%
24,000	Bunge Ltd. !	$1,649,040

	AUTO MANUFACTURERS - 2.7%
67,000	Honda Motor Co., Ltd. - ADR	2,015,360
29,000	NFI Group, Inc.	1,124,208
		3,139,568
	AUTO PARTS & EQUIPMENT - 3.3%
10,000	Aptiv PLC	839,000
72,500	Cie Generale des Etablissement Michelin SCA - ADR	1,724,775
22,500	Magna International, Inc.	1,181,925
		3,745,700
	BANKS - 2.5%
81,000	First Hawaiian, Inc.	2,199,960
65,000	Nordea Bank AB - ADR	716,300
		2,916,260
	BUILDING MATERIALS - 1.6%
53,500	Johnson Controls International PLC !	1,872,500

	COMMERCIAL SERVICES - 1.9%
46,000	Macquarie Infrastructure Corp.	2,121,980

	ELECTRIC - 8.3%
110,000	Atlantica Yield PLC	2,263,800
400,000	Cia Energetica de Minas Gerais - ADR	684,000
55,000	Clearway Energy, Inc.	1,058,750
35,000	EDP - Energias de Portugal SA - ADR ^	1,298,150
85,000	EDP Renovaveis SA	859,350
115,000	Hydro One Ltd. #	1,747,331
70,000	Red Electrica Corp. SA - ADR	729,400
60,000	SSE PLC - ADR	895,500
		9,536,281
	ELECTRICAL COMPONENETS & EQUIPMENT - 1.8%
130,000	Schneider Electric SE - ADR	2,075,060

	ENERGY-ALTERNATE SOURCES - 5.4%
57,500	NextEra Energy Partners LP	2,788,750
82,500	Pattern Energy Group, Inc. !	1,639,275
150,000	Terraform Power, Inc.	1,732,500
		6,160,525
	ENGINEERING & CONSTRUCTION - 1.6%
75,000	Vinci SA - ADR	1,778,625

	ENVIRONMENTAL CONTROL - 0.9%
65,000	Covanta Holding Corp.	1,056,250

	INSURANCE - 2.5%
100,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	2,202,500
30,090	NN Group NV - ADR	668,149
		2,870,649
	MACHINERY-CONSTRUCTION & MINING - 2.2%
105,000	ABB, Ltd. - ADR	2,481,150

	MISCELLANEOUS MANUFACTURING - 2.0%
20,000	Eaton Corp. PLC	1,734,600
5,000	Ingersoll-Rand PLC	511,500
		2,246,100
	OFFICE FURNISHINGS - 1.3%
37,500	Herman Miller, Inc.	1,440,000

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Fair Value

	PHARMACEUTICALS - 0.3%
4,000	AbbVie, Inc. !	$378,320

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.4%
51,155	British Land Co. PLC - ADR	411,798

	RETAIL - 0.9%
151,000	Kingfisher PLC - ADR	1,025,290

	SEMICONDUCTORS - 1.9%
50,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR !	2,208,000

	TELECOMMUNICATIONS - 0.8%
100,000	Telefonaktiebolaget LM Ericsson - ADR	880,000

	TOTAL COMMON STOCK (Cost $48,466,698)	49,993,096

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.9%
8,000	Alexandria Real Estate Equities, Inc.	1,006,320
104,000	Brandywine Realty Trust	1,634,880
5,000	Crown Castle International Corp. !	556,650
75,000	Granite Point Mortgage Trust, Inc.	1,446,000
100,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,147,000
80,000	Lexington Realty Trust	664,000
15,500	Liberty Property Trust	654,875
12,500	Prologis, Inc.	847,375
2,000	Public Storage	403,260
18,500	Ventas, Inc.	1,006,030
15,000	Welltower, Inc. !	964,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $10,952,764)	11,331,190

	PREFERRED STOCK - 5.5%
	AGRICULTURE - 1.4%
15,000	Bunge, Ltd., 4.88%, Perpetual	1,627,500

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.6%
21,500	Annaly Capital Management, Inc., 6.5%, Perpetual, Quarterly US LIBOR +4.1720% <	520,085
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930% <	535,920
1,035	Crown Castle International Corp., 6.88%, 8/1/2020	1,124,010
77,364	Digital Realty Trust, Inc., 7.38%, Perpetual	1,968,140
		4,148,155

	BANKS - 0.5%
23,000	Seaspan Corp., 8.00%, Perpetual, Quarterly US LIBOR +5.0080% <	579,600

	TOTAL PREFERRED STOCK (Cost $6,284,544)	6,355,255

	LIMITED PARTNERSHIPS - 5.0%
	ELECTRIC - 2.4%
90,000	Brookfield Renewable Partners LP	2,721,600

	GAS - 1.1%
33,000	AmeriGas Partners LP	1,303,830

	PIPELINES - 1.5%
47,000	Spectra Energy Partners LP !	1,678,370

	TOTAL LIMITED PARTNERSHIPS (Cost $6,315,970)	5,703,800

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Par Value		Fair Value

	CORPORATE BONDS - 18.5%
	AGRICULTURE - 0.1%
$100,000	Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	$99,739

	AUTO MANUFACTURERS - 0.5%
700,000	Tesla, Inc., 5.30%, 8/15/2025 #	592,375

	AUTO PARTS & EQUIPMENT - 0.5%
400,000	Lear Corp., 5.25%, 1/15/2025	413,726
175,000	Lear Corp., 5.38%, 3/15/2024	180,061
		593,787
	BANKS - 2.7%
400,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% <	399,930
320,000	BB&T Corp., 2.63%, 6/29/2020	317,234
750,000	Credit Agricole Corporate & Investment Bank SA, 2.90%, 5/25/2021 >	744,253
290,000	First Horizon National Corp., 3.50%, 12/15/2020	290,575
250,000	Morgan Stanley, 2.20%, 12/7/2018	249,871
600,000	Nordea Bank Abp, 3.25%, 8/30/2023, Quarterly US LIBOR +0.9400% <#	602,448
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	168,292
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	317,714
		3,090,317
	BIOTECHNOLOGY - 0.3%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021	339,600

	BUILDING MATERIALS - 0.6%
100,000	Masco Corp., 4.45%, 4/1/2025	101,118
151,000	Masco Corp., 5.95%, 3/15/2022	161,344
120,000	Masonite International Corp., 5.63%, 3/15/2023 #	123,000
265,000	Vulcan Materials Co., 2.97%, 3/1/2021, Quarterly US LIBOR +0.6500% <	266,069
		651,531
	COMMERCIAL SERVICES - 1.0%
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	981,332
165,000	United Rentals North America, Inc., 5.88%, 9/15/2026	169,950
		1,151,282
	COMPUTERS - 0.3%
325,000	Apple, Inc., 2.85%, 2/23/2023	320,134

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
275,000	Air Lease Corp., 2.13%, 1/15/2020	270,754
275,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	266,196
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	224,505
1,394,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,360,717
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	224,583
175,000	Lazard Group LLC, 4.25%, 11/14/2020	177,760
		2,524,515
	ELECTRIC - 0.8%
100,000	Clearway Energy, Inc., 3.50%, 2/1/2019 #	100,250
250,000	Clearway Energy Operating LLC, 5.38%, 8/15/2024	252,500
250,000	Clearway Energy Operating LLC, 5.00%, 9/15/2026	240,625
325,000	MidAmerican Energy Co., 3.10%, 5/1/2027	309,983
		903,358
	ENERGY-ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	100,247

	ENGINEERING & CONSTRUCTION - 0.1%
170,000	MasTec, Inc., 4.88%, 3/15/2023	169,575

	ENVIRONMENTAL CONTROL - 0.3%
350,000	Convanta Holding Corp., 6.38%, 10/01/2022	357,875

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Par Value		Fair Value

	HOME BUILDERS - 0.1%
$100,000	Lennar Corp., 4.75%, 4/1/2021	$101,538

	INSURANCE - 0.6%
250,000	Aflac, Inc., 3.25%, 3/17/2025	241,707
250,000	Primerica, Inc., 4.75%, 7/15/2022	258,220
250,000	UNUM Group, 4.00%, 3/15/2024	247,177
		747,104
	IRON/STEEL - 0.2%
250,000	Steel Dynamics, Inc. 5.25%, 4/15/2023	254,637

	MACHINERY-DIVERSIFIED - 0.1%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026	97,397

	MISCELLANEOUS MANUFACTURING - 0.2%
200,000	Eaton Corp., 4.00%, 11/2/2032	198,390

	MULTI - NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	313,645

	PACKAGING & CONTAINERS - 0.3%
125,000	Berry Global, Inc., 5.13%, 7/15/2023	126,094
125,000	Sealed Air Corp., 5.13%, 12/01/2024 #	126,250
100,000	WestRock RKT Co., 4.90%, 3/1/2022	103,316
		355,660
	PHARMACEUTICALS - 1.1%
250,000	AbbVie, Inc., 2.50%, 5/14/2020	247,295
700,000	Dermira, Inc., 3.00%, 5/15/2022	583,515
500,000	Theratechnologies, Inc.., 5.75%, 6/30/2023 #	482,500
		1,313,310
	PIPELINES - 0.1%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 #	99,874

	PRIVATE EQUITY - 0.8%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022	194,290
750,000	Hercules Capital, Inc., 4.63%, 10/23/2022	722,429
		916,719
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.9%
215,000	Boston Properties LP, 5.63%, 11/15/2020	223,731
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	348,059
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	245,659
250,000	Crown Castle International Corp., 3.65%, 9/1/2027	235,325
300,000	Crown Castle International Corp., 5.25%, 1/15/2023	314,811
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023	239,027
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	258,984
75,000	HCP, Inc., 2.63%, 2/1/2020	74,379
100,000	HCP, Inc., 4.00%, 12/1/2022	100,279
250,000	HCP, Inc., 4.00%, 6/1/2025	245,807
200,000	Healthcare Trust of America Holdings LP, 2.95%, 7/1/2022	193,606
130,000	Highwoods Realty LP, 3.20%, 6/15/2021	127,927
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	314,120
250,000	Mid-America Apartments LP, 3.60%, 6/01/2027	238,633
245,000	Public Storage, 2.37%, 9/15/2022	235,122
215,000	Simon Property Group LP, 3.75%, 2/1/2024	215,627
265,000	Tanger Properties LP, 3.88%, 7/15/2027	247,869
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	250,340
290,000	Welltower, Inc., 4.50%, 1/15/2024	295,211
50,000	WP Carey, Inc., 4.60%, 4/1/2024	50,479
		4,454,995

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Par Value		Fair Value

	RETAIL - 0.5%
$250,000	AutoNation, Inc., 3.50%, 11/15/2024	$237,197
160,000	AutoZone, Inc., 4.00%, 11/15/2020	162,018
160,000	Penske Automotive Group, Inc., 5.75%, 10/1/2022	163,100
		562,315
	SEMICONDUCTORS - 0.1%
150,000	Amkor Technology, Inc., 6.38%, 10/1/2022	153,030

	SOFTWARE - 0.2%
205,000	Fiserv, Inc., 3.80%, 10/1/2023	205,181

	TELLECOMMUNICATIONS - 0.3%
300,000	Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/2022	298,350

	TRANSPORTATION - 0.2%
188,000	XPO Logistics, Inc., 6.50%, 6/15/2022 #	194,815

	TOTAL CORPORATE BONDS (Cost $21,633,686)	21,161,295

	CERTIFICATES OF DEPOSIT - 0.5%
248,000	Bar Harbor Bank & Trust, 2.88%, 6/27/2019, Quarterly US LIBOR +0.50000% <	248,836
250,000	SCE Federal Credit Union, 2.75%, 7/24/2023 <	247,136
	TOTAL CERTIFICATES OF DEPOSIT (Cost $498,487)	495,972

	MUNICIPAL BONDS - 2.7%
	CALIFORNIA - 0.8%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	196,520
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	91,336
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025	659,424
		947,280
	CONNECTICUT - 0.4%
400,000	State of Connecticut, 2.70%, 9/1/2022	386,560

	HAWAII - 0.1%
150,000	City & County of Honolulu HI, 2.52%, 10/1/2026	139,837

	ILLINOIS - 0.5%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031	524,522

	MASSACHUSETTS - 0.0% **
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	29,762

	MICHIGAN - 0.0% **
25,000	County of Ottawa MI, 7.00%, 5/1/2027	25,617
20,000	Fraser Public School District, 5.45%, 5/1/2020	20,303
		45,920
	NEW JERSEY - 0.3%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	323,055

	NEW YORK - 0.0% **
25,000	City of Auburn NY, 2.63%, 3/1/2020	24,645

	PENNSYLVANIA - 0.4%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030	410,804

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 6/1/2022	215,667

	TOTAL MUNICIPAL BONDS (Cost $3,172,226)	3,048,052

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Par Value		Fair Value

	ASSET BACKED SECURITIES - 6.4%
$406,586	FGLMC Collateral, 3.00%, 10/1/2032	$400,882
318,935	FGLMC Collateral, 3.00%,12/1/2032	314,455
275,895	FGLMC Collateral, 3.00%, 8/1/2043	266,353
388,719	FGLMC Collateral, 3.50%, 11/1/2044	384,425
154,843	FGLMC Collateral, 3.50%, 9/1/2046	152,697
479,328	FGLMC Collateral, 3.50%, 2/1/2048	472,201
416,222	FGLMC Collateral, 4.00%, 5/1/2032	426,050
184,058	FGLMC Collateral, 4.00%, 11/1/2044	186,503
174,005	FGLMC Collateral, 4.00%, 1/1/2045	176,314
207,971	FGLMC Collateral, 4.00%, 2/1/2045	210,711
400,786	FGLMC Collateral, 4.00%, 11/1/2045	405,653
471,682	FNMA Collateral, 3.00%, 11/1/2032	466,493
141,316	FNMA Collateral, 3.00%, 12/1/2042	136,497
225,063	FNMA Collateral, 3.00%, 7/1/2043	217,374
442,652	FNMA Collateral, 3.50%, 6/1/2027	445,564
122,103	FNMA Collateral, 3.50%, 3/1/2045	120,718
395,824	FNMA Collateral, 3.50%, 1/1/2046	391,292
484,646	FNMA Collateral, 4.00%, 7/1/2033	495,762
325,205	FNMA Collateral, 4.00%, 9/1/2047	328,715
436,083	FNMA Collateral, 4.00%, 11/1/2047	440,779
231,913	FNMA Collateral, 4.50%, 6/1/2044	241,438
136,331	GNMA2 Collateral, 3.00%, 1/20/2046	132,659
115,000	GNMA2 Collateral, 3.50%, 11/20/2045	114,829
139,388	GNMA2 Collateral, 4.00%, 9/20/2045	142,932
243,510	Option One Mortgage Loan Trust, 2.90%, 11/25/2034, Monthly US LIBOR +0.6800% <	234,637
	TOTAL ASSET BACKED SECURITIES (Cost $7,529,019)	7,305,933

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
92,391	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	92,336
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $92,836)	92,336

Shares

	SHORT-TERM INVESTMENTS - 1.8%
2,071,538	Fidelity Investments Money Market Funds - Government Portfolio, 1.92% ***	2,071,538
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,071,538)	2,071,538

	TOTAL INVESTMENTS - 94.1% (Cost $107,017,768)	$107,558,467
	TOTAL CALL OPTIONS WRITTEN - (0.0) % ** (Premiums Received $38,795)	(28,450)
	TOTAL PUT OPTIONS WRITTEN - (0.0) % ** (Premiums Received $10,625)	(563)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%	6,756,185
	TOTAL NET ASSETS - 100.0%	$114,285,639

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts ~		Counterparty	Notional Value at September 30, 2018	Fair Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % **
40	Abbvie, Inc. *
	November 2018, Exercise Price $95.00	Interactive Brokers	380,000	$12,400
50	Crown Castle International *
	Otober 2018, Exercise Price $110.00	Interactive Brokers	550,000	12,450
60	Taiwan Semiconductor Manfacturer *
	October 2018, Exercise Price $45.00	Interactive Brokers	270,000	3,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $38,795)			$28,450

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0) % **
25	Digital Realty Trust, Inc. *
	October 2018, Exercise Price $95.00	Interactive Brokers	237,500	$563
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $10,625)			$563

ADR - American Depositary Receipts
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
* Non-Income producing security.
** Represents amount less than 0.1%
*** Interest rate reflects seven-day effective yield on September 30, 2018.
< Variable rate, rate shown represents the rate at September 30, 2018.
> Step Coupon
^ Illiquid security. As of September 30, 2018 represented 2.4% of Total Net Assets.
# 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.6% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
! All or a portion of the security is segregated as collateral for options written.
+ Subject to written options.
~ Each contract is equivalent to 100 shares of the underlying common stock.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,714,258,923	$15,330,185	$6,193,923	$1,735,783,031
Preferred Stock	-	-	28,500,029	28,500,029
Warrants	-	765,900	-	765,900
Real Estate Investment Trust (REITs)	53,963,650	-	-	53,963,650
Short-Term Investments	5,018,864	-	-	5,018,864
Total	$1,773,241,437	$16,096,085	$34,693,952	$1,824,031,474

Eventide Global Dividend Opportunities Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$9,063,482	$-	$-	$9,063,482
Preferred Stock	86,800	-	-	86,800
Real Estate Investment Trust (REITs)	1,818,637	-	-	1,818,637
Short-Term Investments	-	-	-	-
Total	$10,968,919	$-	$-	$10,968,919

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$807,665,991	$18,800,892	$1,946,543	$828,413,426
Preferred Stock	-	43,711,861	14,250,015	57,961,876
Warrants	-	1,111,005	-	1,111,005
Short-Term Investments	12,189,717	-	-	12,189,717
Total	$819,855,708	$63,623,758	$16,196,558	$899,676,024

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$49,993,096	$-	$-	$49,993,096
Real Estate Investment Trust (REITs)	11,331,190	-	-	11,331,190
Preferred Stock	6,355,255	-	-	6,355,255
Limited Partnerships	5,703,800	-	-	5,703,800
Bonds	-	21,161,295	-	21,161,295
Certificates of Deposit	-	495,972	-	495,972
Municipal Bonds	-	3,048,052	-	3,048,052
Asset Backed Securities	-	7,305,933	-	7,305,933
Commercial Mortgage Backed Securities	-	92,336	-	92,336
Short-Term Investments	2,071,538	-	-	2,071,538
Total	$75,454,879	$32,103,588	$-	$107,558,467

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$28,450	$-	$-	$28,450
Put Options Written	$-	$563	$-	$563
Total	$28,450	$563	$-	$29,013

* There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
		Preferred Stock	Total
Beginning Balance 6/30/2018		$4,625,906	4,625,906
Total realized gain (loss)		-	-
Appreciation (Depreciation)		(3,897,938)	(3,897,938)
Cost of Purchases		38,591,890	38,591,890
Proceeds from Sales		-	-
Net transfers in/out of level 3		(4,625,906)	(4,625,906)
Ending Balance 9/30/2018		$34,693,952	$34,693,952

Eventide Healthcare & Life Sciences Fund
		Preferred Stock	Total
Beginning Balance 6/30/2018		$7,310,844	7,310,844
Total realized gain (loss)		-	-
Appreciation (Depreciation)		(991,462)	(991,462)
Cost of Purchases		17,188,020	17,188,020
Proceeds from Sales		-	-
Net transfers in/out of level 3		(7,310,844)	(7,310,844)
Ending Balance 9/30/2018		$16,196,558	$16,196,558

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Entasis Therapeutics preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionics. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended March 31, 2018, the Multi-Asset Income Fund had realized gain of $56,646 from options contracts. The unrealized depreciation on written option contracts subject to equity price risk amounted to $14,593 and serves as an indicator of the volume of derivative activity for the Fund during the period.

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2018 is a reflection of the volume of derivative activity for the respective Fund.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Eventide Gilead Fund	$1,240,084,075	$604,032,257	$(20,084,858)	$583,947,399
Eventide Global Dividend Opportunities Fund	11,054,383	351,090	(436,554)	(85,464)
Eventide Healthcare & Life Sciences Fund	635,128,990	292,360,711	(27,813,677)	264,547,034
Eventide Multi-Asset Fund	106,297,674	5,547,836	(4,316,056)	1,231,780

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/27/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 11/27/2018